Trade receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade receivables
Trade receivables	€ 54,938	€ 53,052	€ 52,698
Gross carrying amount
Trade receivables
Trade receivables	55,906	53,718	53,505
Allowance for doubtful accounts
Trade receivables
Trade receivables	€ (968)	€ (667)	€ (807)